Financial Risk Management - Summary of Group's Recognized Financial Assets Subject to Enforceable Master Netting Arrangements or Similar Agreements (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of offsetting of financial assets [line items]
Gross assets	₩ 85,058	₩ 98,658
Gross liabilities offset	(14)	(1)
Net amounts presented in the statement of financial position	85,044	98,657
Amounts not offset, Financial instruments	(82,130)	(96,239)
Amounts not offset, Cash collateral	0	0
Net amount	2,914	2,418
Trade receivables [member]
Disclosure of offsetting of financial assets [line items]
Gross assets	66,487	78,833
Gross liabilities offset	(1)	(1)
Net amounts presented in the statement of financial position	66,486	78,832
Amounts not offset, Financial instruments	(63,604)	(76,414)
Amounts not offset, Cash collateral	0	0
Net amount	2,882	2,418
Other Financial Assets1 [member]
Disclosure of offsetting of financial assets [line items]
Gross assets	18,571	19,825
Gross liabilities offset	(13)
Net amounts presented in the statement of financial position	18,558	19,825
Amounts not offset, Financial instruments	(18,526)	(19,825)
Amounts not offset, Cash collateral	0	₩ 0
Net amount	₩ 32